Share Capital	12 Months Ended
Feb. 28, 2022
Disclosure of classes of share capital [text block] [Abstract]
SHARE CAPITAL

15. SHARE CAPITAL

	As of February 28
Figures in Rand thousands	2022	2021

Issued and fully paid 30,951,106 (2021: 20,332,894) ordinary shares of no par value	7,142,853	2,739,629

As discussed in Note 1, Karooooo acquired control of Cartrack when the loan from Zak to Karooooo was extinguished through the issuance of shares. The acquisition of control of Cartrack has been accounted for as a transaction under common control. The Company’s authorized and issued number of ordinary shares increased on November 18, 2020 to 20,332,894 shares as of February 28, 2021.

Karooooo listed on NASDAQ in April 2021 with 20,332,894 shares and issued additional 1,207,500 shares to public shareholders. On April 21, 2021, Karooooo bought out all of the minority shareholders of Cartrack and delisted Cartrack from the JSE. In terms of the reinvestment offer, investors who elected to remain invested in Cartrack received 1 Karooooo ordinary share for every 10 Cartrack ordinary shares owned on the JSE prior to the finalisation of reinvestment offer. Karooooo concluded an inward secondary listing on the JSE on April 21, 2021 and issued another 9,410,712 ordinary shares to eligible Cartrack shareholders. The Company’s authorized and issued number of ordinary shares increased from 20,332,894 to 30,951,106 as at February 28, 2022.

The holder of ordinary shares is entitled to receive dividends as declared from time to time, and is entitled to one vote per share at meetings of the Company.